Retirement Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 GBP (£) Directors	Dec. 31, 2018 GBP (£) Directors	Dec. 31, 2017 GBP (£)	Aug. 31, 2019 GBP (£)	Mar. 01, 2015
Disclosure of defined benefit plans [line items]
Defined contribution expense	£ 66,000,000	£ 67,000,000	£ 54,000,000
Key management personnel expense	None	None	None
Percentage of employee covered defined benefit pension schemes	11.00%	13.00%
Number of directors selected | Directors	5	6
Number of directors nominated | Directors	5	6
Actuarial valuation deficit				£ 1,136,000,000
Equity securities hold	£ 0	£ 0
Property occupied	0	0
Other assets occupied	0	0
Contribution to scheme based on agreement	£ 203,000,000	£ 176,000,000
Improvements to life expectancy of female employees	1.25%
Improvements to life expectancy of male employees	1.25%
Average duration of defined benefit obligation	18.8 years	19.1 years
Percentage of pension pay increase	2.90%	2.90%	2.90%		1.00%
Increase decrease in allowance	£ 5,000,000
GMP allowance included in scheme liabilities	£ 45,000,000	£ 40,000,000
Forward curve term	30 years
Percentage improvements in membership profile retirement benefits plan	0.15%
Bottom of Range [member]
Disclosure of defined benefit plans [line items]
Period over which the forward rate is used for computing retirement benefits	15 years
Top of Range [member]
Disclosure of defined benefit plans [line items]
Period over which the forward rate is used for computing retirement benefits	30 years
Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Negative impact on accounting surplus	£ 44,000,000
Santander CF Trustee Limited [member]
Disclosure of defined benefit plans [line items]
Number of trustee directors | Directors	5
Santander (UK) Group Pension Scheme Trustees Limited [member]
Disclosure of defined benefit plans [line items]
Number of trustee directors | Directors	2
Equity collar [member]
Disclosure of defined benefit plans [line items]
Gross notional value	£ 1,560,000,000	1,795,000,000
Currency futures [member]
Disclosure of defined benefit plans [line items]
Gross notional value	2,079,000,000	2,112,000,000
Present value of defined benefit obligations [member]
Disclosure of defined benefit plans [line items]
Estimated increase in liabilities in relation to judgment on GMP equalisation	£ 0	(40,000,000)
Santander UK Plc [member]
Disclosure of defined benefit plans [line items]
Number of trustee directors | Directors	3
Deficit Repair Contributions [member]
Disclosure of defined benefit plans [line items]
Contribution to scheme based on agreement	£ 153,000,000	123,000,000
Deficit Group Section Contributions Plan [member] | Santander UK Group [member]
Disclosure of defined benefit plans [line items]
Contributions to defined benefit plans		£ 187,000,000
Maturity date for contribution	31 March 2026